Financial risk sensitivity analysis (Tables)	12 Months Ended
Mar. 31, 2019
Financial Instruments [Abstract]
Disclosure of foreign currency sensitivity

		March 31, 2019 R’000	March 31, 2018 R’000

ZAR denominated instruments	Increase of 100 basis points	1,803	1,811
	Decrease of 100 basis points	(1,803)	(1,811)

* Amount less than R1,000.

		Increase/(decrease) in profit before taxation
	Change in exchange rate %	Result of weakening in functional currency R’000	Result of strengthening in functional currency R’000

2019
Denominated currency: Functional currency
EUR:GBP	5	1,075	(1,075)
USD:GBP	5	242	(242)
USD:ZAR	5	103	(103)
EUR:ZAR	5	33	(33)
GBP:ZAR	5	(5)	5
ZAR:USD	5	(24)	24
EUR:USD	5	119	(119)
USD:AUD	5	39	(39)
AUD:ZAR	5	50	(50)
ZAR:GBP	5	(98)	98
ZAR:AUD	5	(18)	18
USD:BRL	5	(24)	24

2018
Denominated currency: Functional currency
EUR:GBP	5	710	(710)
USD:GBP	5	(149)	149
USD:ZAR	5	814	(814)
EUR:ZAR	5	368	(368)
GBP:ZAR	5	(78)	78
ZAR:USD	5	2	(2)
EUR:USD	5	231	(231)
USD:AUD	5	(33)	33
AUD:ZAR	5	598	(598)
ZAR:GBP	5	(22)	22
USD:BRL	5	(33)	33